Accounts and Other Receivable, Net (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($) installment
Current
Accounts receivable - trade	$ 110,301	$ 162,848
Accounts receivable - non-trade	0	40,104
Other non-trade receivable	17,152	19,677
Total current	127,453	222,629	[1]	$ 204,825	[1]
Non-current
Accounts receivable - non-trade	0	0
Total non-current	$ 0	$ 0	[1]	$ 17,276	[1]
Number of installments for dispute settlement | installment				2

[1]	See Note 2i for further details.